GOF P22 11/21

SUPPLEMENT DATED NOVEMBER 12, 2021

TO THE CURRENTLY EFFECTIVE PROSPECTUSES

OF EACH OF THE FUNDS LISTED BELOW

Franklin Alternative Strategies Funds

Franklin K2 Alternative Strategies Fund

Franklin K2 Long Short Credit Fund

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin Custodian Funds

Franklin DynaTech Fund

Franklin Focused Growth Fund

Franklin Growth Fund

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Corefolio Allocation Fund

Franklin Global Allocation Fund

Franklin LifeSmart™ Retirement Income Fund

Franklin LifeSmart™ 2020 Retirement Target Fund

Franklin LifeSmart™ 2025 Retirement Target Fund

Franklin LifeSmart™ 2030 Retirement Target Fund

Franklin LifeSmart™ 2035 Retirement Target Fund

Franklin LifeSmart™ 2040 Retirement Target Fund

Franklin LifeSmart™ 2045 Retirement Target Fund

Franklin LifeSmart™ 2050 Retirement Target Fund

Franklin LifeSmart™ 2055 Retirement Target Fund

Franklin LifeSmart™ 2060 Retirement Target Fund

Franklin Conservative Allocation Fund

Franklin Moderate Allocation Fund

Franklin Growth Allocation Fund

Franklin Global Trust

Franklin International Growth Fund

Franklin International Small Cap Fund

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Managed Income Fund

Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund

Franklin Mutual European Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Biotechnology Discovery Fund

Franklin Growth Opportunities Fund

Franklin Natural Resources Fund

Franklin Small Cap Growth Fund

Franklin Small-Mid Cap Growth Fund

Franklin Strategic Income Fund

Franklin Tax-Free Trust

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin Alabama Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin Municipal Green Bond Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Franklin MicroCap Value Fund

Franklin Mutual U.S. Value Fund

Franklin Small Cap Value Fund

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton International Climate Change Fund

Templeton Global Investment Trust

Templeton Emerging Markets Small Cap Fund

Templeton Global Balanced Fund

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

The prospectus is amended as follows:

I. The “Appendix A – Morgan Stanley” section in the prospectus is replaced with the following:

CLASS A PURCHASES THROUGH MORGAN STANLEY

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

• Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

• Shares purchased through a Morgan Stanley self-directed brokerage account

• Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

• Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

In addition, effective November 12, 2021 for the purpose of calculating rights of accumulation and letters of intent with respect to purchases made in a Morgan Stanley Wealth Management brokerage account, the following definition for “cumulative quantity discount eligible shares” applies. This definition may be more limited than the one contained in this Fund’s Prospectus or SAI. It is the shareholder’s responsibility to inform Morgan Stanley at the time of purchase of any relationship, holdings, or other facts qualifying the purchaser for a discount. Morgan Stanley can ask for documentation of such circumstance. Shareholders should contact Morgan Stanley if they have questions. Cumulative quantity discount eligible shares include:

• Any class of shares of any Franklin Templeton or Legg Mason fund that is registered in the U.S.; and

• Units of a Section 529 Plan where Franklin Templeton or Legg Mason is the program manager.

For purposes of this section, Franklin Templeton and Legg Mason funds also include Brandywine GLOBAL funds, ClearBridge Investments funds, Martin Currie funds, Western Asset funds and certain other funds managed by affiliated investment advisers. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust, Legg Mason Partners Variable Equity Trust or Legg Mason Partners Variable Income Trust.

Please keep this supplement with your prospectus for future reference.